BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of earnings per share basic and diluted

	For the Period Ended March 31, 2022
	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income (loss) – basic and diluted	$118,285	$29,571

Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,800,000	3,450,000

Basic and diluted net income per ordinary share	$0.01	$0.01

	Period from March 10, 2021
	(inception) through March 31, 2021
	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income (loss) – basic and diluted	$—	$(33,039)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	—	1,363,636

Basic and diluted net income per ordinary share	$—	$(0.02)

	For the Three Months Ended		For the Three Months Ended
	June 30, 2022		June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income (loss) - basic and diluted	$1,816,465	$454,116	$—	$(19,141)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,800,000	3,450,000	—	3,000,000

Basic and diluted net income per ordinary share	$0.13	$0.13	$—	$(0.01)

	For the Six Months Ended		For the Period from March 10, 2021
	June 30, 2022		(inception) through June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income (loss) - basic and diluted	$1,934,749	$483,687	$—	$(52,180)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,800,000	3,450,000	—	2,681,416

Basic and diluted net income per ordinary share	$0.14	$0.14	$—	$(0.02)

	For The Period From March 10, 2021
	(Inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income (loss) – basic	$4,893,422	$1,955,233
Allocation of net income (loss) – diluted	4,814,256	2,034,389

Denominator:
Basic and diluted weighted average ordinary shares outstanding	7,834,343	3,130,303
Diluted weighted average ordinary shares outstanding	7,834,343	3,310,606

Basic net income per ordinary share	$0.62	$0.62
Diluted net income per ordinary share	$0.61	$0.61